ORDINARY SHARES AND STATUTORY RESERVE (Tables)	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
SUMMARY OF CHANGES IN NUMBER OF WARRANTS OUTSTANDING

The summary of warrant activity is as follows giving retroactive effect to all Share Consolidations:

	Warrants Outstanding Number	Exercisable Shares Number	Weighted average unit price	Average Remaining Contractual Life
Balance of warrants - December 31, 2025	1,169,347	1,169,347	$874	2.8
Granted/Acquired	995,260,671	995,260,671	$2	2.98
Exercised	(235,797)	(235,797)	$-	-
Balance of warrants – June 30, 2026	996,194,221	996,194,221	$3	2.6

SCHEDULE OF COMPUTATION OF BASIC AND DILUTED NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted net income (loss) per share (amounts in thousands of US$, except for number of shares and per share data):

	For the Six Months Ended June 30,
	2026	2025

Loss from continuing operations available to shareholders	$(189,007)	$(2,097)
Income (loss) from discontinued operations available to shareholders	254,818	(37,951)
Net income (loss) available to shareholders	$65,811	$(40,048)
Weighted average shares outstanding	19,777,339	18,630
Basic and diluted loss per share from continuing operations	$(9.55)	$(112.56)
Basic and diluted income (loss) per share from discontinued operations	$12.88	$(2,037.09)
Basic and diluted income (loss) per share	$3.33	$(2,149.65)